Income tax expense - Reconciliation (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Profit before income tax		£ 296	£ 325	£ 230
Tax calculated at domestic tax rates applicable to profits in the respective countries		69	77	56
Adjustment in respect of previous periods		(9)	(16)	(9)
Expenses not deductible for tax purposes - one-off and adjusting items		9	3
Expenses not deductible for tax purposes - other		3	3	2
Income not subject to tax		(5)	(1)	(1)
Impairment of goodwill		5		3
Goodwill deductions and revaluation of intangible assets			(2)	(1)
Utilisation of previously unrecognised tax losses			(1)	(1)
Deferred tax recognised on losses		(1)	(3)	(2)
Deferred tax impact of change in tax rates		(7)	(4)	(9)
Provisions utilised for which no deferred tax assets were recognised		(1)	(1)	(1)
Overseas withholding tax suffered		1	1	1
Local business taxes		1	1	2
Foreign exchange differences			1	1
US BEAT liability			5	3
Other		(1)	(1)
Total income tax expense	[1]	£ 64	£ 62	£ 44

[1]	Taxation includes £58m (2021: £50m; 2020: £40m) in respect of overseas taxation.